Accrued Payroll And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Payroll And Other Liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2014	2013
Current:
Accrued payroll	$82,396	$101,183
Long-term incentive plan	806	3,620
Dividends payable	12,509	12,509
Accrued expenses	8,720	13,422
Amnesty program	—	2,220
Other liabilities	7,641	9,016
	$112,072	$141,970
Non-current:
Long-term incentive plan	$—	$1,302
Amnesty program	—	15,598
Other liabilities	18,440	18,546
	$18,440	$35,446